9. Property, Plant and Equipment, Net: Schedule of Other Operating Cost and Expense, by Component (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Details
Depreciation	$ 38,922	$ 28,086	$ 4,068